UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Franklin, TN     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $924,427 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    53803   934400 SH       SOLE                        0        0   934400
ACCENTURE LTD BERMUDA          CL A             G1150G111    41697  1097300 SH       SOLE                        0        0  1097300
ACE LTD                        SHS              H0023R105    12401   229100 SH       SOLE                        0        0   229100
AETNA INC NEW                  COM              00817Y108     2914    80700 SH       SOLE                        0        0    80700
AMERICAN INTL GROUP INC        COM              026874107     4240  1273300 SH       SOLE                        0        0  1273300
APOLLO GROUP INC               CL A             037604105    19895   335500 SH       SOLE                        0        0   335500
APPLE INC                      COM              037833100    10855    95500 SH       SOLE                        0        0    95500
COVIDIEN LTD                   COM              G2552X108    14483   269400 SH       SOLE                        0        0   269400
CVS CAREMARK CORPORATION       COM              126650100    23508   698400 SH       SOLE                        0        0   698400
DEVRY INC DEL                  COM              251893103    21213   428200 SH       SOLE                        0        0   428200
DIRECTV GROUP INC              COM              25459L106    19656   750800 SH       SOLE                        0        0   750800
ENERGY CONVERSION DEVICES IN   COM              292659109    19884   341359 SH       SOLE                        0        0   341359
ENERSYS                        COM              29275Y102     6195   314300 SH       SOLE                        0        0   314300
FIRST SOLAR INC                COM              336433107    63634   336850 SH       SOLE                        0        0   336850
GOLDMAN SACHS GROUP INC        COM              38141G104    46861   366100 SH       SOLE                        0        0   366100
HEINZ H J CO                   COM              423074103    22711   454500 SH       SOLE                        0        0   454500
HERBALIFE LTD                  COM USD SHS      G4412G101    12943   327500 SH       SOLE                        0        0   327500
JOHNSON & JOHNSON              COM              478160104    27317   394300 SH       SOLE                        0        0   394300
JONES LANG LASALLE INC         COM              48020Q107    10153   233500 SH       SOLE                        0        0   233500
JPMORGAN & CHASE & CO          COM              46625H100    32559   697200 SH       SOLE                        0        0   697200
KB HOME                        COM              48666K109    28991  1473100 SH       SOLE                        0        0  1473100
LEAP WIRELESS INTL INC         COM NEW          521863308    21180   555900 SH       SOLE                        0        0   555900
LIZ CLAIBORNE INC              COM              539320101    10415   633900 SH       SOLE                        0        0   633900
MOBILE MINI INC                COM              60740F105    11925   616907 SH       SOLE                        0        0   616907
MORGAN STANLEY                 COM NEW          617446448    75074  3264100 SH       SOLE                        0        0  3264100
NATIONAL CITY CORP             COM              635405103     4760  2719900 SH       SOLE                        0        0  2719900
NIKE INC                       CL B             654106103    15220   227500 SH       SOLE                        0        0   227500
PEPSICO INC                    COM              713448108    13705   192300 SH       SOLE                        0        0   192300
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    23205  1034100 SH       SOLE                        0        0  1034100
POLARIS INDS INC               COM              731068102    17300   380300 SH       SOLE                        0        0   380300
PRUDENTIAL FINL INC            COM              744320102    48276   670500 SH       SOLE                        0        0   670500
RAYMOND JAMES FINANCIAL INC    COM              754730109    13970   423600 SH       SOLE                        0        0   423600
RENT A CTR INC NEW             COM              76009N100    15670   703300 SH       SOLE                        0        0   703300
SALESFORCE COM INC             COM              79466L302    10164   210000 SH       SOLE                        0        0   210000
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203    27064  1059250 SH       SOLE                        0        0  1059250
SLM CORP                       COM              78442P106    19855  1609000 SH       SOLE                        0        0  1609000
STATE STR CORP                 COM              857477103     6672   117300 SH       SOLE                        0        0   117300
SYBASE INC                     COM              871130100    22751   743000 SH       SOLE                        0        0   743000
THORATEC CORP                  COM NEW          885175307    18472   703700 SH       SOLE                        0        0   703700
VISIONCHINA MEDIA INC          SPONS ADR        92833U103    16309  1108700 SH       SOLE                        0        0  1108700
WACHOVIA CORP NEW              COM              929903102     4085  1167200 SH       SOLE                        0        0  1167200
WAL MART STORES INC            COM              931142103    32442   541700 SH       SOLE                        0        0   541700